Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Apr. 30, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Disclosure of commitments and contingencies [line items]
Loss related to repossessed units		$ 0.5
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	$ 2,674.0	1,319.4
Unpaid principal balance	$ 18.7	$ 33.3						$ 14.0	$ 25.0
Last twelve-month average amount of financing outstanding	15.00%	10.00%
Maximum amount obligation	$ 186.0	$ 102.0
Dealer and distributor financing arrangements [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	167.7
Dealers [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation	533.3							400.0
Dealers [member] | Dealer and distributor financing arrangements transactions [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation			$ 0.0	$ 400.0	$ 300.0
Individual dealer [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation	24.0							18.0
Seasonal products dealers [member] | Dealer and distributor financing arrangements transactions [member] | Snowmobiles [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation						$ 66.7	$ 50.0
Seasonal products dealers [member] | Dealer and distributor financing arrangements transactions [member] | Personal watercraft [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation	$ 66.7							$ 50.0